Indebtedness (Tables)	9 Months Ended
Sep. 30, 2026
Indebtedness [Abstract]
Schedule of Indebtedness
As at,	September 30, 2026	December 31, 2025
Telesat GEO Financing
Term Loan B – U.S. Facility(1) (September 30, 2026 and December 31, 2025 – US$1,320,531)	$1,879,379	$1,812,296
2027 Senior Unsecured Notes(2) (September 30, 2026 and December 31, 2025 – US$213,035)	303,191	292,369
2026 Senior Secured Notes(3) (September 30, 2026 and December 31, 2025 – US$387,047)	550,845	531,183
2027 Senior Secured Notes(4) (September 30, 2026 and December 31, 2025 – US$224,995)	320,213	308,783
2030 Senior Secured Term Loan(5) (September 30, 2026 – US$120,000)	173,629	—
Telesat Lightspeed Financing
Government of Canada Telesat Lightspeed Financing(6)	920,958	603,376
Government of Quebec Telesat Lightspeed Financing(6)	172,142	112,780
	4,320,357	3,660,787
Deferred financing costs, prepayment options, warrants and loss on repayment	(263,146)	(167,180)
	4,057,211	3,493,607
Less: current indebtedness	(2,750,299)	(2,341,145)
Long-term indebtedness	$1,306,912	$1,152,462

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(1)      On December 6, 2019, Telesat GEO entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026. During the three and nine months ended September 30, 2026 and September 30, 2025, there were no repurchases of debt.

(2)      On October 11, 2019, Telesat GEO issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”).

During the nine months ended September 30, 2025, Telesat repurchased 2027 Senior Unsecured Notes, with a principal amount of $11.4 million (US$8.2 million) in exchange for $4.5 million (US$3.3 million). There were no repurchases during the three months ended September 30, 2025.

There were no repurchases of debt during the three and nine months ended September 30, 2026.

(3)      On April 27, 2021, Telesat GEO issued, through a private placement, US$500.0 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”). During the three and nine months ended September 30, 2026 and September 30, 2025, there were no repurchases of debt.

(4)      On December 6, 2019, Telesat GEO issued, through a private placement, US$400.0 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”). During the three and nine months ended September 30, 2026 and September 30, 2025, there were no repurchases of debt.

(5)      On August 12, 2026, Voyageur GP, an indirect non-guarantor subsidiary of Telesat GEO, entered into a secured term loan, maturing in August, 2030, borrowing an aggregate principal amount of US$120.0 million. The term loan is guaranteed by Telesat GEO and certain of its subsidiaries and bears interest at a variable rate based on Term Secured Overnight Financing Rate (“SOFR”) plus 8.50% per annum, and SOFR not less than 2.00% (“2030 Senior Secured Term Loan”).

(6)      On September 13, 2024, as amended on September 12, 2025, Telesat LEO entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”). Three advances were received during the nine months ended September 30, 2026, totaling $278.0 million from the Government of Canada and $52.0 million from the Government of Quebec; of which $84.3 million and $15.7 million were received from the Government of Canada and Government of Quebec, respectively, during the three months ended September 30, 2026. The debt balances include $73.1 million of interest that was added to the principal balance of the loan.

Schedule of Activity in Deferred Financing Charges

The activity in deferred financing charges for the nine months ended September 30, 2026 is as follows:

	Telesat Lightspeed Financing Warrants	Debt issue costs	Total
As at December 31, 2025	$429,100	$26,834	$455,934
Transfers to debt issue costs	(78,509)	(4,917)	(83,426)
Impact of foreign exchange	15,017	946	15,963
As at September 30, 2026	$365,608	$22,863	$388,471